Schedule of company’s major subsidiaries (Details)	6 Months Ended
Mar. 31, 2025
Autozi BVI [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Nov. 15, 2021
Place of incorporation	British Virgin Islands
Percentage of ownership	100.00%
Principal activities	Investment holding
Autozi HK [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Jun. 17, 2022
Place of incorporation	Hong Kong,
Percentage of ownership	100.00%
Principal activities	Investment holding
Autozi Investment Management [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Dec. 30, 2022
Place of incorporation	PRC
Percentage of ownership	100.00%
Principal activities	Investment holding
Autozi Internet Technology [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Jun. 02, 2010
Place of incorporation	PRC
Percentage of ownership	95.08%
Principal activities	Auto parts and auto accessories sales platform
Autozi Chifu Auto Services (Beijing) Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Jul. 16, 2015
Place of incorporation	PRC
Percentage of ownership	76.07%
Principal activities	Auto parts and auto accessories sales platform
Autozi Supply Chain Management (Beijing) Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Jun. 30, 2016
Place of incorporation	PRC
Percentage of ownership	95.08%
Principal activities	Auto parts and auto accessories sales platform
Autozi E-commerce (Kunshan) Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Jul. 16, 2013
Place of incorporation	PRC
Percentage of ownership	95.08%
Principal activities	Auto parts and auto accessories sales
Quantum Data Technology (Beijing) Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	May 17, 2016
Place of incorporation	PRC
Percentage of ownership	86.52%
Principal activities	Auto parts and auto accessories sales platform
Quantum Commercial Factoring (Shenzhen) Co., Ltd [member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Jun. 08, 2016
Place of incorporation	PRC
Percentage of ownership	86.52%
Principal activities	Auto parts and auto accessories sales platform
Autozi Internet Technology (Hunan) Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Oct. 30, 2019
Place of incorporation	PRC
Percentage of ownership	95.08%
Principal activities	New car sales and related services
Autozi Internet Technology (Changsha) Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Dec. 10, 2019
Place of incorporation	PRC
Percentage of ownership	95.08%
Principal activities	New car sales and related services
Autozi Auto Services Co. Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Mar. 17, 2020
Place of incorporation	PRC
Percentage of ownership	95.08%
Principal activities	Automotive insurance related services
Baicheng Auto Services (Henan) Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Nov. 23, 2018
Place of incorporation	PRC
Principal activities	Automotive insurance related services
Percentage of ownership, description	51.00% owned by Autozi Baofu 48.49% owned by WFOE
Autozi Baofu Auto Services (Beijing) Co, Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Feb. 02, 2018
Place of incorporation	PRC
Percentage of ownership	95.08%
Principal activities	Automotive insurance related services
Autozi Baofu Automobile Service Co. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Mar. 17, 2020
Place of incorporation	PRC
Percentage of ownership	95.08%
Principal activities	Automotive insurance related services